American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
May 31, 2026

Avantis Inflation Focused Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
ATI, Inc.(1)	301	52,723
Carpenter Technology Corp.	126	59,091
		111,814
Beverages — 5.9%
Boston Beer Co., Inc., Class A(1)	16	2,837
Brown-Forman Corp., Class A	72	1,925
Brown-Forman Corp., Class B	378	9,722
Celsius Holdings, Inc.(1)	246	8,184
Coca-Cola Co.	2,765	218,463
Coca-Cola Consolidated, Inc.	100	17,326
Constellation Brands, Inc., Class A	166	23,044
Keurig Dr. Pepper, Inc.	974	29,249
MGP Ingredients, Inc.	32	565
Molson Coors Beverage Co., Class B	393	15,535
Monster Beverage Corp.(1)	723	63,682
National Beverage Corp.(1)	57	2,108
PepsiCo, Inc.	1,402	202,154
Primo Brands Corp., Class A	385	9,548
Vita Coco Co., Inc.(1)	89	6,687
		611,029
Biotechnology — 9.5%
AbbVie, Inc.	814	177,224
ACADIA Pharmaceuticals, Inc.(1)	136	2,946
ADMA Biologics, Inc.(1)	128	1,021
Alkermes PLC(1)	229	9,662
Alnylam Pharmaceuticals, Inc.(1)	94	28,386
Amgen, Inc.	353	118,887
Apogee Therapeutics, Inc.(1)	58	4,764
Arrowhead Pharmaceuticals, Inc.(1)	117	9,115
Atrium Therapeutics, Inc.(1)	11	143
Biogen, Inc.(1)	136	26,656
BioMarin Pharmaceutical, Inc.(1)	204	11,687
Bridgebio Pharma, Inc.(1)	179	11,861
Celcuity, Inc.(1)	42	5,581
CG oncology, Inc.(1)	91	5,668
Cogent Biosciences, Inc.(1)	147	5,139
CRISPR Therapeutics AG(1)	108	6,067
Cytokinetics, Inc.(1)	154	11,821
Denali Therapeutics, Inc.(1)	14	295
Dianthus Therapeutics, Inc.(1)	66	6,139
Erasca, Inc.(1)	394	5,059
Exelixis, Inc.(1)	337	17,012
Gilead Sciences, Inc.	1,012	136,043
Halozyme Therapeutics, Inc.(1)	142	9,449
Immunovant, Inc.(1)	173	5,761
Incyte Corp.(1)	155	14,995
Insmed, Inc.(1)	155	16,571
Intellia Therapeutics, Inc.(1)	70	985
Ionis Pharmaceuticals, Inc.(1)	176	13,464

Krystal Biotech, Inc.(1)	21	6,490
Kymera Therapeutics, Inc.(1)	61	4,967
Madrigal Pharmaceuticals, Inc.(1)	16	7,956
Mirum Pharmaceuticals, Inc.(1)	65	6,597
Moderna, Inc.(1)	352	16,611
Natera, Inc.(1)	103	23,007
Neurocrine Biosciences, Inc.(1)	108	17,096
Nuvalent, Inc., Class A(1)	51	5,630
Praxis Precision Medicines, Inc.(1)	16	5,600
Protagonist Therapeutics, Inc.(1)	51	5,078
Regeneron Pharmaceuticals, Inc.	77	47,338
Revolution Medicines, Inc.(1)	190	29,921
Roivant Sciences Ltd.(1)	443	13,286
Sarepta Therapeutics, Inc.(1)	87	1,555
Spyre Therapeutics, Inc.(1)	75	5,512
TG Therapeutics, Inc.(1)	126	4,780
United Therapeutics Corp.(1)	42	23,386
Vaxcyte, Inc.(1)	134	6,888
Vertex Pharmaceuticals, Inc.(1)	156	69,816
Viking Therapeutics, Inc.(1)	56	1,833
Xenon Pharmaceuticals, Inc.(1)	101	5,528
		971,276
Chemicals — 3.1%
AdvanSix, Inc.	49	1,099
American Vanguard Corp.(1)	77	199
Cabot Corp.	138	12,076
CF Industries Holdings, Inc.	435	48,872
Chemours Co.	486	10,770
Core Molding Technologies, Inc.(1)	35	829
Corteva, Inc.	992	77,654
Dow, Inc.	1,176	39,690
FMC Corp.	304	4,153
Hawkins, Inc.	52	8,048
Huntsman Corp.	375	5,756
Intrepid Potash, Inc.(1)	24	938
Koppers Holdings, Inc.	66	2,693
Kronos Worldwide, Inc.	81	582
LSB Industries, Inc.(1)	100	1,254
LyondellBasell Industries NV, Class A	640	42,656
Mativ Holdings, Inc.	114	1,012
Mosaic Co.	1,044	24,952
Olin Corp.	325	8,408
Orion SA	196	1,497
PureCycle Technologies, Inc.(1)(2)	458	5,675
Scotts Miracle-Gro Co.	106	6,254
Tronox Holdings PLC, Class A	350	2,782
Westlake Corp.	65	5,644
		313,493
Energy Equipment and Services — 5.8%
Archrock, Inc.	501	16,778
Atlas Energy Solutions, Inc.(2)	179	2,988
Baker Hughes Co.	1,461	93,329
Bristow Group, Inc.	73	3,040
Cactus, Inc., Class A	191	11,086
Core Laboratories, Inc.	106	1,449

DMC Global, Inc.(1)	78	531
Expro Group Holdings NV(1)	290	4,283
Flowco Holdings, Inc., Class A	105	2,456
Forum Energy Technologies, Inc.(1)	71	3,566
Halliburton Co.	1,439	55,905
Helix Energy Solutions Group, Inc.(1)	508	4,750
Helmerich & Payne, Inc.	260	9,919
Innovex International, Inc.(1)	106	2,831
Kodiak Gas Services, Inc.	201	13,437
Liberty Energy, Inc., Class A	504	14,747
Nabors Industries Ltd.(1)	71	6,577
National Energy Services Reunited Corp.(1)	253	6,161
Noble Corp. PLC	420	19,522
NOV, Inc.	918	18,323
Oceaneering International, Inc.(1)	369	14,107
Oil States International, Inc.(1)	92	782
Patterson-UTI Energy, Inc.	1,078	12,084
ProFrac Holding Corp., Class A(1)	72	440
ProPetro Holding Corp.(1)	320	4,883
RPC, Inc.	254	1,681
Seadrill Ltd.(1)	215	10,142
Select Water Solutions, Inc., Class A	250	4,482
SLB Ltd.	2,124	115,864
Solaris Energy Infrastructure, Inc., Class A	99	6,884
TechnipFMC PLC	1,026	70,199
TETRA Technologies, Inc.(1)	327	3,345
Tidewater, Inc.(1)	157	11,538
Transocean Ltd.(1)	1,955	12,101
Valaris Ltd.(1)	162	15,006
Weatherford International PLC	215	22,283
		597,499
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B(1)	1,138	539,958
Cannae Holdings, Inc.	156	2,314
		542,272
Food Products — 1.6%
Alico, Inc.	32	1,301
Archer-Daniels-Midland Co.	952	75,951
Bunge Global SA	340	41,922
Darling Ingredients, Inc.(1)	410	24,231
Fresh Del Monte Produce, Inc.	122	3,921
Ingredion, Inc.	155	15,723
Limoneira Co.	42	534
		163,583
Health Care Providers and Services — 8.1%
Accendra Health, Inc.(1)	154	437
AdaptHealth Corp.(1)	183	1,854
Alignment Healthcare, Inc.(1)	330	5,056
Cardinal Health, Inc.	387	76,161
Cencora, Inc.	285	76,767
Centene Corp.(1)	819	48,812
Clover Health Investments Corp.(1)	1,118	4,450
Elevance Health, Inc.	278	109,307
HealthEquity, Inc.(1)	206	18,126
Henry Schein, Inc.(1)	245	18,762

Humana, Inc.	211	64,444
McKesson Corp.	143	106,169
Molina Healthcare, Inc.(1)	113	19,617
Progyny, Inc.(1)	254	6,492
UnitedHealth Group, Inc.	735	279,528
		835,982
Household Products — 6.3%
Central Garden & Pet Co.(1)	23	885
Central Garden & Pet Co., Class A(1)	138	4,710
Church & Dwight Co., Inc.	385	36,818
Clorox Co.	295	26,556
Colgate-Palmolive Co.	1,248	112,482
Energizer Holdings, Inc.	140	2,551
Kimberly-Clark Corp.	680	66,368
Oil-Dri Corp. of America	32	2,453
Procter & Gamble Co.	2,633	377,993
Reynolds Consumer Products, Inc.	122	2,644
Spectrum Brands Holdings, Inc.	73	5,744
WD-40 Co.	32	6,399
		645,603
Insurance — 9.5%
Aflac, Inc.	472	53,062
Allstate Corp.	285	58,736
American Financial Group, Inc.	92	11,942
American International Group, Inc.	625	46,394
AMERISAFE, Inc.	24	736
Arch Capital Group Ltd.(1)	394	35,200
Assurant, Inc.	65	16,177
Assured Guaranty Ltd.	81	6,011
Axis Capital Holdings Ltd.	98	9,303
Brighthouse Financial, Inc.(1)	138	8,632
Chubb Ltd.	232	72,321
Cincinnati Financial Corp.	164	25,817
CNA Financial Corp.	32	1,346
CNO Financial Group, Inc.	138	6,344
Donegal Group, Inc., Class A	57	967
Employers Holdings, Inc.	57	2,479
Erie Indemnity Co., Class A	30	6,392
Everest Group Ltd.	65	21,062
F&G Annuities & Life, Inc.	39	1,081
Fidelity National Financial, Inc.	302	14,300
First American Financial Corp.	122	8,080
Genworth Financial, Inc., Class A(1)	712	6,095
Globe Life, Inc.	100	15,324
Greenlight Capital Re Ltd., Class A(1)	106	1,661
Hanover Insurance Group, Inc.	40	7,448
Hartford Insurance Group, Inc.	309	39,283
Horace Mann Educators Corp.	65	2,972
James River Group Holdings, Inc.	68	266
Kemper Corp.	108	2,664
Kinsale Capital Group, Inc.	30	9,143
Lemonade, Inc.(1)	47	2,726
Lincoln National Corp.	154	5,435
Loews Corp.	200	20,710
Markel Group, Inc.(1)	14	25,418

MBIA, Inc.(1)	58	340
Mercury General Corp.	31	3,039
MetLife, Inc.	649	53,666
Octave Specialty Group, Inc.(1)	58	318
Old Republic International Corp.	319	11,876
Oscar Health, Inc., Class A(1)	169	3,757
Palomar Holdings, Inc.(1)	49	5,245
Primerica, Inc.	44	11,879
Principal Financial Group, Inc.	276	28,599
ProAssurance Corp.(1)	70	1,679
Progressive Corp.	532	101,293
Prudential Financial, Inc.	400	40,256
Reinsurance Group of America, Inc.	81	16,260
RenaissanceRe Holdings Ltd.	54	15,139
RLI Corp.	117	5,855
Safety Insurance Group, Inc.	17	1,193
Selective Insurance Group, Inc.	65	5,625
SiriusPoint Ltd.(1)	179	3,822
Skyward Specialty Insurance Group, Inc.(1)	69	3,044
Slide Insurance Holdings, Inc.(1)	165	2,975
Stewart Information Services Corp.	32	2,079
Tiptree, Inc.	80	1,459
Travelers Cos., Inc.	226	65,967
Trupanion, Inc.(1)	31	676
United Fire Group, Inc.	25	1,108
Universal Insurance Holdings, Inc.	81	2,999
Unum Group	200	16,646
W.R. Berkley Corp.	317	20,142
White Mountains Insurance Group Ltd.	1	2,065
		974,528
Metals and Mining — 7.1%
Alcoa Corp.	289	22,438
Alpha Metallurgical Resources, Inc.(1)	33	6,566
American Battery Technology Co.(1)(2)	432	1,560
Caledonia Mining Corp. PLC	131	3,113
Century Aluminum Co.(1)	172	11,347
Cleveland-Cliffs, Inc.(1)	1,374	18,686
Coeur Mining, Inc.	1,403	27,106
Commercial Metals Co.	247	18,784
Compass Minerals International, Inc.(1)	99	3,160
Contango Silver & Gold, Inc.(1)	21	422
Dakota Gold Corp.(1)	291	1,676
Elevra Lithium Ltd., ADR(1)(2)	9	834
First Majestic Silver Corp.	294	6,198
Freeport-McMoRan, Inc.	2,262	148,636
Hecla Mining Co.	1,426	25,340
Idaho Strategic Resources, Inc.(1)	33	1,291
Ivanhoe Electric, Inc.(1)	228	3,069
Kaiser Aluminum Corp.	61	11,104
Materion Corp.	53	11,662
McEwen, Inc.(1)	241	5,275
Metallus, Inc.(1)	115	2,260
MP Materials Corp.(1)(2)	315	20,381
Newmont Corp.	1,212	133,090
Nucor Corp.	347	86,750

Ramaco Resources, Inc., Class A(1)	84	1,311
Ramaco Resources, Inc., Class B(1)	15	173
Reliance, Inc.	93	35,412
Royal Gold, Inc.	148	33,223
Ryerson Holding Corp.	154	4,404
Steel Dynamics, Inc.	224	58,274
SunCoke Energy, Inc.	344	3,099
TMC the metals Co., Inc.(1)(2)	441	2,668
Tredegar Corp.(1)	89	695
U.S. Antimony Corp.(1)(2)	291	2,613
Warrior Met Coal, Inc.	130	12,290
Worthington Steel, Inc.	143	6,033
		730,943
Oil, Gas and Consumable Fuels — 22.5%
Antero Midstream Corp.	576	12,073
Antero Resources Corp.(1)	523	18,697
APA Corp.	739	26,922
Ardmore Shipping Corp.	88	1,415
California Resources Corp.	129	7,648
Calumet, Inc.(1)	164	5,817
Centrus Energy Corp., Class A(1)(2)	23	4,197
Cheniere Energy, Inc.	262	58,913
Chevron Corp.	1,613	294,308
Chord Energy Corp.	72	9,495
CNX Resources Corp.(1)	336	11,320
Comstock Resources, Inc.(1)(2)	149	1,986
ConocoPhillips	1,438	163,903
Core Natural Resources, Inc.	107	9,463
Crescent Energy Co., Class A	478	5,526
CVR Energy, Inc.	64	2,126
Delek U.S. Holdings, Inc.	129	5,742
Devon Energy Corp.	1,656	73,675
DHT Holdings, Inc.	275	4,488
Diamondback Energy, Inc.	264	50,551
Dorian LPG Ltd.	80	3,218
DT Midstream, Inc.	128	17,917
EOG Resources, Inc.	652	86,964
EQT Corp.	835	45,867
Evolution Petroleum Corp.	73	309
Excelerate Energy, Inc., Class A	39	1,285
Expand Energy Corp.	367	34,124
Exxon Mobil Corp.	3,390	492,431
Golar LNG Ltd.	196	9,751
Gran Tierra Energy, Inc.(1)	73	567
Granite Ridge Resources, Inc.	137	666
Green Plains, Inc.(1)	103	1,614
Gulfport Energy Corp.(1)	25	4,215
Hess Midstream LP, Class A	72	2,700
HF Sinclair Corp.	315	22,015
HighPeak Energy, Inc.	46	327
International Seaways, Inc.	96	7,410
Kimbell Royalty Partners LP	140	2,101
Kinder Morgan, Inc.	1,641	51,002
Kinetik Holdings, Inc.	57	2,619
Magnolia Oil & Gas Corp., Class A	298	8,153

Marathon Petroleum Corp.	333	82,840
Matador Resources Co.	203	10,881
Murphy Oil Corp.	257	9,301
NextDecade Corp.(1)	282	2,231
Nordic American Tankers Ltd.	418	2,153
Northern Oil & Gas, Inc.	177	3,853
Occidental Petroleum Corp.	942	53,345
ONEOK, Inc.	667	55,988
Ovintiv, Inc.	357	20,006
Par Pacific Holdings, Inc.(1)	103	5,784
PBF Energy, Inc., Class A	193	7,855
Peabody Energy Corp.	276	7,466
Permian Resources Corp.	1,288	24,768
Phillips 66	408	71,759
Plains GP Holdings LP, Class A(1)	415	10,105
Range Resources Corp.	408	15,892
REX American Resources Corp.(1)	64	2,993
Riley Exploration Permian, Inc.	18	599
Sable Offshore Corp.(1)(2)	84	1,231
SandRidge Energy, Inc.	71	1,042
Scorpio Tankers, Inc.	103	7,674
SFL Corp. Ltd.	246	2,716
SM Energy Co.	469	14,403
Talos Energy, Inc.(1)	152	2,230
Targa Resources Corp.	312	79,582
Teekay Corp. Ltd.	232	2,661
Teekay Tankers Ltd., Class A	51	3,588
Texas Pacific Land Corp.	86	33,798
Uranium Energy Corp.(1)	725	9,983
VAALCO Energy, Inc.	212	1,107
Valero Energy Corp.	362	88,625
Viper Energy, Inc., Class A	235	10,692
Vitesse Energy, Inc.	49	847
Williams Cos., Inc.	1,348	96,234
World Kinect Corp.	88	2,535
		2,310,287
Pharmaceuticals — 9.9%
Axsome Therapeutics, Inc.(1)	24	5,628
Bristol-Myers Squibb Co.	1,422	81,310
Corcept Therapeutics, Inc.(1)	73	5,073
Crinetics Pharmaceuticals, Inc.(1)	112	3,982
Elanco Animal Health, Inc.(1)	452	10,780
Eli Lilly & Co.	331	365,755
Indivior Pharmaceuticals, Inc.(1)	105	3,782
Jazz Pharmaceuticals PLC(1)	59	13,953
Johnson & Johnson	1,004	226,231
Ligand Pharmaceuticals, Inc.(1)	17	3,943
Merck & Co., Inc.	1,382	164,071
Organon & Co.	182	2,428
Perrigo Co. PLC	86	950
Pfizer, Inc.	2,768	72,466
Prestige Consumer Healthcare, Inc.(1)	50	2,377
Royalty Pharma PLC, Class A	269	14,999
Viatris, Inc.	1,127	18,325
Zoetis, Inc.	310	24,084
		1,020,137

Specialized REITs — 0.5%
Rayonier, Inc.	749	15,647
Weyerhaeuser Co.	1,428	35,000
		50,647
Technology Hardware, Storage and Peripherals — 0.1%
Quantum Computing, Inc.(1)(2)	581	6,949
Tobacco — 3.3%
Altria Group, Inc.	1,251	87,044
Philip Morris International, Inc.	1,379	244,607
Turning Point Brands, Inc.	42	3,567
Universal Corp.	49	2,542
		337,760
Trading Companies and Distributors — 0.0%
NPK International, Inc.(1)	217	3,151
TOTAL COMMON STOCKS (Cost $9,683,808)		10,226,953
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1)	90	58
Arcellx, Inc.(1)	51	4
Blueprint Medicines Corp.(1)	28	13
		75
TOTAL RIGHTS (Cost $75)		75
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,828	28,828
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,942	12,942
TOTAL SHORT-TERM INVESTMENTS (Cost $41,770)		41,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,725,653)		10,268,798
OTHER ASSETS AND LIABILITIES — 0.0%		4,400
TOTAL NET ASSETS — 100.0%		$10,273,198

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,524. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,103, which includes securities collateral of $25,161.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.